Related Party Transactions and Balances (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Related Party Transactions and Balances (Details) [Line Items]
Due from related parties	$ 94,023	$ 2,906
Due to related parties	281,369	$ 280,714
Maturity date, description		The lease agreement was a three-year agreement to be matured in April 2020, with a monthly rental fee of $8,805.
Rental expenses	8,805	$ 2,935
Due from Other Related Parties, Current		279,020
Due from Related Parties, Current	94,023	$ 2,906
Yuvan Shen [Member]
Related Party Transactions and Balances (Details) [Line Items]
Advanced loan	$ 91,954
Lixin Cayman [Member]
Related Party Transactions and Balances (Details) [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent		4.7703%